CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 86,504	$ 12,542	¥ (127,250)	¥ (82,184)
Adjustment to reconcile net (loss)/income to net cash generated from/(used in) operating activities:
Depreciation of property, equipment and leasehold improvement	18,056	2,618	19,225	17,677
Amortization of intangible assets	1,202	174	1,686	1,593
Amortization of right-of-use assets	14,557	2,111	10,329	8,569
Foreign exchange losses	1,052	153	738	836
Investment income	(331)	(48)		(1,241)
Interest expense	217	31		2,395
Share-based compensation	29,233	4,238	37,359	50,741
(Gains)/losses on disposal of property equipment and software	105	15		(28)
Changes in operating assets and liabilities:
Accounts receivable	3,225	468	1,903	(5,382)
Prepayments and other current assets	4,012	582	(15,935)	(4,989)
Accounts payable	(26,961)	(3,909)	2,526	5,968
Deferred revenue	15,020	2,178	3,656	2,471
Salary and welfare payable	11,505	1,668	29,998	26,393
Taxes payable	537	78	1,691	6,044
Lease liabilities	(15,169)	(2,199)	(8,279)	(8,555)
Accrued expenses and other current liabilities	(5,997)	(869)	2,886	14,277
Other non-current liabilities	(500)	(72)	(959)	5,411
Net cash generated from/(used in) operating activities	136,267	19,759	(40,426)	39,996
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(11,691)	(1,695)	(20,075)	(21,246)
Purchase of intangible assets	(149)	(22)	(855)	(1,759)
Purchase of short-term investments	(191,022)	(27,696)		(86,305)
Maturities of short-term investments	80,000	11,599	73,022	14,505
Net cash received from disposal of property, equipment and leasehold improvement	79	11	9	246
Net cash (used in)/generated from investing activities	(122,783)	(17,803)	52,101	(94,559)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net			183,188	259,043
Proceeds from exercise of vested share options	5	1	3	2
Proceeds from short-term loans	72,015	10,441	49,248	69,942
Repayments of short-term loans	(67,249)	(9,750)	(19,757)	(30,941)
Net cash generated from financing activities	4,771	692	212,682	298,046
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	22,812	3,306	(6,063)	(7,038)
Net increase in cash, cash equivalents and restricted cash	41,067	5,954	218,294	236,445
Cash, cash equivalents and restricted cash at beginning of the year	537,448	77,923	319,154	82,709
Cash, cash equivalents and restricted cash at end of the year	578,515	83,877	537,448	319,154
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(2,227)	(323)	(3,141)	(1,888)
Income taxes paid	¥ (100)	$ (15)	¥ (924)
Accretions to preferred shares redemption value				¥ 154,066